Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Payables

As of October 31, 2024 the amount due to the related parties was $211,630, which consisted of the followings:

Name of Related Party to Whom the Amounts were Received	Amount (US$)	Relationship	Note
Shuibo Zhang	1,630	Company’s shareholder, director and officer	Payable to employee
Tao Li	210,000	Company’s Chief Executive Officer and director	Interest free loan